2. Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basic weighted average common shares outstanding	325,398,392	321,910,400
Effect of dilutive securities	0	0
Diluted weighted average common and potential common shares outstanding	325,398,392	321,910,400